COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT	12 Months Ended
Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.    COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT

15.1    Debt securities at fair value through profit or loss

	12/31/2022	12/31/2021
Government securities	15,745,113	37,147,434
Corporate securities	6,639,564	606,816
Securities issued by the Central Bank	—	732,373
	22,384,677	38,486,623

15. 2   Derivatives

	12/31/2022	12/31/2021
Debtor balances related to forward operations in foreign currency to be settled in pesos	203,748	417,814
Debtor balances related to forward operations in foreign currency	58,758	14,350
Put option taken	33,049	—
	295,555	432,164

15.3  Other financial assets

	12/31/2022	12/31/2021
Participation Certificates in Financial Trusts	158,401	167,559
Investments in Asset Management and Other Services	2,164,184	4,019,951
Other investments	1,030,662	1,010,815
Receivable from spot sales pending settlement	2,395,315	19,210,706
Several debtors	2,191,456	1,357,424
Miscellaneous debtors for credit card operations	167,101	1,257,067
Miscellaneous debtors for collections	—	97,457
	8,107,119	27,120,979

15.4    Other debt securities

	12/31/2022	12/31/2021
Debt securities	5,658,969	429,369
Government securities	36,917,618	42,167,720
Securities issued by the Central Bank	227,158,416	111,153,464
Others	48	173
	269,735,051	153,750,726

15.5   Financial assets pledged as collateral

	12/31/2022	12/31/2021
Special guarantees accounts in the Argentine Central Bank	10,294,615	12,691,876
Deposits in guarantee	4,174,050	3,943,333
	14,468,665	16,635,209

15.6   Inventories

	12/31/2022	12/31/2021
Electronics	67,090	271,602
Obsolescence Reserve	—	(5,174)
	67,090	266,428

15.7   Other non-financial assets

	12/31/2022	12/31/2021
Other Miscellaneous assets	2,470,942	2,443,232
Loans to employees	860,120	451,903
Payments in advance	1,333,131	1,539,540
Other non-financial assets	137,373	128,184
Retirement Plan	124,568	135,709
Works of art and collector's pieces	82,705	95,094
	5,008,839	4,793,662

15.8  Deposits

	12/31/2022	12/31/2021
Non-financial sector	27,843,116	22,352,551
Financial sector	101,430	76,162
Current accounts	50,574,131	61,528,491
Savings accounts	271,188,474	305,671,184
Time deposits and investments accounts	150,744,921	163,834,532
Others	47,064,863	8,433,787
	547,516,935	561,896,707

15.9   Liabilities at fair value through profit or loss

	12/31/2022	12/31/2021
Liabilities for transactions in local currency	1,270,093	2,657,571
Liabilities for transactions in foreign currency	869,077	1,341,954
	2,139,170	3,999,525

15.10    Other financial liabilities

	12/31/2022	12/31/2021
Amounts payable for spot transactions pending settlement	2,062,722	25,036,289
Collections and other operations on behalf of third parties	14,386,907	17,519,227
Fees accrued to pay	3,680	13,304
Financial guarantee contracts	24,402	27,661
Liabilities associated with the transfer of financial assets not derecognized	—	1,074,393
Lease liability	1,568,462	2,645,807
Others	59,309	5,609
	18,105,482	46,322,290

15.11   Financing received from the Argentine Central Bank and other financial institutions

	12/31/2022	12/31/2021
Financing received from local financial institutions	3,819,232	2,017,925
Financing received from international institutions	1,710,444	10,161,612
	5,529,676	12,179,537

15.12   Provisions

	12/31/2022	12/31/2021
Eventual commitments	87,249	116,256
Unused Balances of Credit Cards	455,424	404,901
Other contingencies	1,148,983	1,258,612
	1,691,656	1,779,769

15.13   Other non-financial liabilities

	12/31/2022	12/31/2021
Payroll and social securities	11,318,832	12,182,997
Sundry creditors	9,206,832	11,513,613
Revenue from contracts with customers (1)	328,012	357,894
Tax payable	7,085,989	6,739,675
Social security payment orders pending settlement	748,064	785,876
Other	107,664	120,343
	28,795,393	31,700,398

(1)	Deferred income resulting from contracts with customers includes the liability for the customers’ loyalty program. Grupo Supervielle estimates the value of the points granted to customers through the application of a mathematical model that considers assumptions about redemption rates, the fair value of points redeemed based on the combination of available products, and customer preferences, as well as the expiration of un-redeemed points.

15.14   Interest Income

	12/31/2022	12/31/2021	12/31/2020
Interest on overdrafts	7,537,097	6,103,081	7,875,342
Interest on promissory notes	20,561,099	21,806,715	18,307,059
Interest on personal loans	29,590,308	37,793,670	41,673,623
Interest on corporate unsecured loans	16,284,814	13,476,675	17,587,964
Interest on credit card loans	14,730,148	11,546,621	11,227,684
Interest on mortgage loans	18,113,794	13,757,962	11,745,104
Interest on automobile and other secured loan	4,213,953	3,016,404	2,171,083
Interest on foreign trade loans	1,287,776	2,422,345	4,272,549
Interest on financial leases	4,580,097	3,080,043	2,071,129
Interest on public and private securities measured at amortized cost	124,280,620	53,904,404	60,345,952
Others	10,694,120	34,570,333	12,955,694
Total	251,873,826	201,478,253	190,233,183

15.15   Interest Expenses

	12/31/2022	12/31/2021	12/31/2020
Interest on current accounts deposits	67,816,547	41,178,718	18,597,380
Interest on time deposits	94,781,418	73,231,650	57,555,195
Interest on other financial liabilities	1,274,421	2,693,801	6,721,267
Interest from financing from financial sector	1,077,969	356,084	296,475
Others	555,986	388,664	857,006
Total	165,506,341	117,848,917	84,027,323

15.16   Net income from financial instruments at fair value through profit or loss

	12/31/2022	12/31/2021	12/31/2020
Income from corporate and government securities	16,522,687	13,548,213	8,820,689
Income from securities issued by the Argentine Central Bank	1,060,836	680,886	398,377
Derivatives	663,196	3,086,983	529,542
Total	18,246,719	17,316,082	9,748,608

15.17   Service fee income

	12/31/2022	12/31/2021	12/31/2020
Commissions from deposits accounts	12,250,189	12,655,098	13,605,729
Commissions from credit and debit cards	9,546,677	9,714,194	10,036,236
Commissions from loans operations	305,141	308,447	484,704
Others Commissions	8,237,061	9,785,059	9,667,934
Total	30,339,068	32,462,798	33,794,603

15.18   Service fee expenses

	12/31/2022	12/31/2021	12/31/2020
Commissions paid	10,470,112	9,657,854	10,202,182
Export and foreign currency operations	253,043	238,577	230,580
Total	10,723,155	9,896,431	10,432,762

15.19   Income from insurance activities

	12/31/2022	12/31/2021	12/31/2020
Accrued premiums	6,420,960	6,957,274	6,765,070
Accrued losses	(1,017,709)	(1,357,796)	(907,941)
Production expenses	(876,879)	(1,175,246)	(942,651)
Total	4,526,372	4,424,232	4,914,478

15.20   Other operating income

	12/31/2022	12/31/2021	12/31/2020
Loans recovered and allowances reversed	3,252,298	3,338,184	1,683,227
Insurance commissions	—	493	151,497
Rental from safety boxes	762,668	748,974	1,000,573
Returns of risk funds	1,562,986	2,416,374	3,574,582
Commissions from trust services	81,322	86,860	28,339
Adjustment of various credits	437,737	333,772	626,057
Sale of fixed assets	28,614	17,444	393,942
Others	4,365,792	3,531,683	3,654,276
Total	10,491,417	10,473,784	11,112,493

15.21   Personnel expenses

	12/31/2022	12/31/2021	12/31/2020
Payroll and social securities	49,541,757	46,179,965	49,051,781
Others expenses	4,350,789	3,670,186	4,392,569
Total	53,892,546	49,850,151	53,444,350

15.22   Administrative expenses

	12/31/2022	12/31/2021	12/31/2020
Directors´ and statutory auditors’fees	797,886	792,637	1,004,188
Professional fees	8,305,036	8,755,543	8,949,970
Advertising and publicity	2,213,501	2,237,122	2,024,957
Taxes	6,451,913	6,586,781	5,462,877
Maintenance, security and services	6,923,964	8,019,296	8,301,300
Rent	78,955	152,868	211,843
Others	3,791,566	3,367,374	4,383,899
Total	28,562,821	29,911,621	30,339,034

15.23  Depreciation and impairment of non-financial assets

	12/31/2022	12/31/2021	12/31/2020
Depreciation of property, plant and equipment	1,801,538	1,621,521	1,538,369
Depreciation of other non-financial assets	749,390	585,375	688,436
Depreciation of intangible assets	4,894,310	3,958,213	2,555,881
Depreciation of right-of-use assets	1,914,585	2,064,570	2,294,554
Impairment of other non-financial assets	—	610	—
Impairment of goodwill	738,774	—	—
Total	10,098,597	8,230,289	7,077,240

15.24  Other operating expenses

	12/31/2022	12/31/2021	12/31/2020
Promotions related with credit cards	1,734,064	1,771,342	1,544,669
Turnover tax	17,218,668	15,858,707	11,615,533
Fair value on initial recognition of loans	154,086	383,330	574,696
Contributions made to deposit insurance system	895,057	957,301	852,123
Others	6,627,215	4,108,505	4,744,408
Total	26,629,090	23,079,185	19,331,429